SCHEDULE OF REVENUE GENERATED FROM RELATED PARTIES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Revenues generated from related parties	$ 13,046	$ 1,957	$ 273,677	$ 245,392
Shenzhen DaXingHuaShang Industry Development Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			1,257
Shenzhen DaXingHuaShang Supplychain Service Co. [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			269,552
Guangdong Shuiyijia Distribution Co. [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			149
Vice President [Member] | Mr. Yuwen Li [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		765	627
Chief Financial Officer and Treasurer [Member] | Mr. Kaihong Lin [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	391		51
President, Chief Executive Officer, Secretary, Director [Member] | Mr. Yumin Lin [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	302	327	332
Manager of a Subsidiary [Member] | Mr Naiyong Luo [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	5,742			220,203
Manager of a Subsidiary [Member] | Mr. Zihao Ye [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	108		442
Manager of a Subsidiary, Mr. Yumin Lin's wife [Member] | Ms. Xiulan Zhou [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			42
Manager of a Subsidiary, Shareholder [Member] | Mr. Hongwei Ye [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	6,451	$ 823	$ 1,225	$ 25,189
Manager Of A Subsidiary Ms Xiulan Zhou [Member] | Ms. Xiulan Zhou [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	$ 52